PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET:

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2012	2011	Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,921,845	1,901,995	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,514,840	2,494,990
Less accumulated depreciation and amortization	2,369,240	2,339,923
Property and Equipment, Net	$145,600	$155,067

Depreciation expense for the years ended December 31, 2012 and 2011 amounted to $29,316 and $23,751, respectively. Depreciation expense from inception to December 31, 2012 amounted to $2,396,328.